Long-term debt and current portion of long-term debt (Details 7) € in Millions	12 Months Ended
Dec. 31, 2017 EUR (€)
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Carrying amount at beginning	€ 27,239
Cash flows	(1,712)
Currency translation differences	(810)
Other non-monetary changes	(10)
Carrying amount at Ending	24,707
Long-term debt and current portion of long-term debt [member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Carrying amount at beginning	23,843
Cash flows	(1,131)
Currency translation differences	(236)
Other non-monetary changes	(11)
Carrying amount at Ending	22,465
Short-term borrowings [member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Carrying amount at beginning	3,396
Cash flows	(581)
Currency translation differences	(574)
Other non-monetary changes	1
Carrying amount at Ending	€ 2,242